Cover	Jun. 03, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2024
Entity File Number	001-40789
Entity Registrant Name	Calidi Biotherapeutics, Inc.
Entity Central Index Key	0001855485
Entity Tax Identification Number	86-2967193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4475 Executive Dr.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	794-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CLDI
Security Exchange Name	NYSEAMER
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	CLDIWS
Security Exchange Name	NYSEAMER